UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

BBH TRUST
on behalf of the following series:

BBH Core Select
BBH International Equity Fund
BBH Broad Market Fund

(Exact name of Registrant as specified in charter)

140 Broadway,
New York, NY 10005
(Address of principal executive offices)

Corporation Services Company,
2711 Centerville Road, Suite 400,
Wilmington, DE, 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 625-5759

Date of fiscal year end: OCTOBER 31

Date of reporting period: JANUARY 31, 2011

ITEM 1. SCHEDULES OF INVESTMENTS.

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS
January 31, 2011 (unaudited)

Shares		Value
	COMMON STOCKS (97.3%)
	BASIC MATERIALS (1.8%)
193,275	Ecolab, Inc.	$ 9,603,835
	Total Basic Materials	9,603,835

	COMMUNICATIONS (6.8%)
970,250	Comcast Corp. (Class A)	22,073,188
368,161	Liberty Global, Inc. (Series C)1	14,089,521
	Total Communications	36,162,709

	CONSUMER CYCLICAL (14.8%)
292,429	Costco Wholesale Corp.	21,008,099
851,875	Liberty Media Corp. - Interactive A1	13,493,700
487,650	Walgreen Co.	19,720,566
428,629	Wal-Mart Stores, Inc.	24,033,228
	Total Consumer Cyclical	78,255,593

	CONSUMER NON-CYCLICAL (29.7%)
395,100	Baxter International, Inc.	19,158,399
230,950	Coca-Cola Co.	14,515,207
388,520	DENTSPLY International, Inc.	13,784,690
280,675	Diageo, Plc. ADR	21,555,840
214,875	Johnson & Johnson	12,843,079
511,300	Nestle SA ADR	27,722,686
349,150	Novartis AG ADR	19,503,519
145,375	PepsiCo, Inc.	9,349,066
268,000	Visa, Inc. (Class A)	18,719,800
	Total Consumer Non-Cyclical	157,152,286

	ENERGY (10.4%)
195,600	EOG Resources, Inc.	20,809,884
209,725	Occidental Petroleum Corp.	20,276,213
358,275	Southwestern Energy Co.1	14,151,863
	Total Energy	55,237,960

	FINANCIALS (18.6%)
260	Berkshire Hathaway, Inc. (Class A)1	31,830,500
328,975	Chubb Corp.	19,057,522
803,050	Progressive Corp.	15,908,420
881,525	US Bancorp	23,801,175
242,250	Wells Fargo & Co.	7,853,745
	Total Financials	98,451,362

	INDUSTRIALS (7.2%)
81,198	W.W. Grainger, Inc.	10,675,101
718,650	Waste Management, Inc.	27,215,276
	Total Industrials	37,890,377

	TECHNOLOGY (8.0%)
225,475	Automatic Data Processing, Inc.	10,800,253
808,440	Dell, Inc.1	10,639,070
404,900	eBay, Inc.1	12,292,764
302,013	Microsoft Corp.	8,373,310
	Total Technology	42,105,397
	TOTAL COMMON STOCKS (Identified cost $447,595,561)	514,859,519

TOTAL INVESTMENTS (Identified cost $447,595,561)2	97.3%	$ 514,859,519
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	2.7	14,416,312
NET ASSETS	100.0%	$ 529,275,831

_____________

1	Non-income producing security.

2
The aggregate cost for federal income tax purposes is $447,595,561, the aggregate gross unrealized appreciation is $72,364,409 and the aggregate gross unrealized depreciation is $5,100,451, resulting in net unrealized appreciation of $67,263,958.

Abbreviations:
ADR – American Depositary Receipt.

FAIR VALUE MEASUREMENTS
In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) # 2010-06, “Improving Disclosures about Fair Value Measurements.” This ASU adds new disclosure requirements for transfers into and out of Levels 1 and 2 fair-value measurements and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair-value measurements. It also clarifies existing fair value disclosure requirements about the level of disaggregation, inputs and valuation techniques. Except for the detailed Level 3 reconciliation disclosures, the guidance in the ASU was effective for annual and interim reporting periods in fiscal years beginning after December 15, 2009. The new disclosures for Level 3 activity are effective for annual and interim reporting periods in fiscal years beginning after December 15, 2010. Management of BBH Core Select (the “Fund”) believes that these new Level 3 requirements will not have an impact on the Fund’s holdings disclosure.

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—Level 1 – (unadjusted) quoted prices in active markets for identical investments.

—Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

—Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2011.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of January 31, 2011
Basic Materials	$ 9,603,835	$ –	$ –	$ 9,603,835
Communications	36,162,709	–	–	36,162,709
Consumer Cyclical	78,255,593	–	–	78,255,593
Consumer Non-Cyclical	157,152,286	–	–	157,152,286
Energy	55,237,960	–	–	55,237,960
Financials	98,451,362	–	–	98,451,362
Industrials	37,890,377	–	–	37,890,377
Technology	42,105,397	–	–	42,105,397
Total	$ 514,859,519	$ –	$ –	$ 514,859,519

* The Fund's policy is to disclose significant transfers between Levels based on valuations at the end of the reporting period. There were no significant transfers between Level 1, 2, or 3 as of January 31, 2011, based on the valuation input Levels on October 31, 2010.

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc.

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
January 31, 2011 (unaudited)

Shares		Value
	COMMON STOCKS (97.1%)
	AUSTRALIA (7.2%)
	BASIC MATERIALS
705,260	Amcor, Ltd.	$4,855,578
	COMMUNICATIONS
2,567,537	Telstra Corp., Ltd.	7,191,198
	CONSUMER NON-CYCLICAL
47,800	Cochlear Ltd.	3,689,043
199,900	CSL Ltd.	7,433,420
552,143	Foster's Group, Ltd.	3,117,719
169,531	Wesfarmers, Ltd.	5,755,403
		19,995,585
	ENERGY
178,300	Woodside Petroleum, Ltd.	7,442,404
	FINANCIALS
589,091	Lend Lease Corp., Ltd.	5,190,069
338,074	QBE Insurance Group Ltd.	5,920,032
		11,110,101
	Total Australia	50,594,866

	BELGIUM (0.9%)
	CONSUMER NON-CYCLICAL
121,500	Colruyt SA	6,233,266
	FINANCIALS
112,376	Ageas1	154
	Total Belgium	6,233,420

	BRAZIL (1.1%)
	ENERGY
233,600	Petroleo Brasileiro SA ADR	7,767,200
	Total Brazil	7,767,200

	DENMARK (1.3%)
	CONSUMER NON-CYCLICAL
86,400	Novo Nordisk AS	9,771,040
	Total Denmark	9,771,040

	FRANCE (10.7%)
	COMMUNICATIONS
398,871	France Telecom SA	8,733,288
	CONSUMER NON-CYCLICAL
179,206	Carrefour SA	8,800,358
102,200	Cie Generale d'Optique Essilor International SA	6,841,273
108,200	Danone SA	6,524,043
60,000	L'Oreal SA	6,983,042
		29,148,716
	ENERGY
170,072	Total SA	9,970,319
	FINANCIALS
52,186	Societe Generale	3,379,907
	HEALTH CARE
143,827	Sanofi-Aventis SA	9,829,090
	INDUSTRIALS
87,391	Compagnie de Saint-Gobain	5,067,200
26,370	Vallourec S.A.	2,871,280
92,496	Vinci SA	5,359,894
		13,298,374
	Total France	74,359,694

	GERMANY (4.5%)
	COMMUNICATIONS
562,459	Deutsche Telekom AG	7,509,529
	CONSUMER CYCLICAL
118,200	Adidas AG	7,372,740
	TECHNOLOGY
139,000	SAP AG	8,043,494
	UTILITIES
103,230	RWE AG	7,446,458
	Total Germany	30,372,221

	HONG KONG (4.6%)
	COMMUNICATIONS
619,500	China Mobile, Ltd.	6,095,001
	CONSUMER CYCLICAL
1,194,083	Esprit Holdings, Ltd.	5,650,849
	ENERGY
3,958,000	CNOOC, Ltd.	8,824,345
	UTILITIES
884,000	CLP Holdings, Ltd.	7,181,029
1,380,400	Hong Kong & China Gas Co., Ltd.	3,129,475
237,500	Hongkong Electric Holdings, Ltd.	1,501,740
		11,812,244
	Total Hong Kong	32,382,439

	ITALY (2.3%)
	ENERGY
358,391	ENI SpA	8,498,219
	FINANCIALS
2,281,091	Intesa Sanpaolo SpA	7,601,375
	Total Italy	16,099,594

	JAPAN (25.7%)
	BASIC MATERIALS
138,200	Shin-Etsu Chemical Co., Ltd.	7,771,153
	COMMUNICATIONS
892	KDDI Corp.	5,030,601
	CONSUMER CYCLICAL
216,400	Denso Corp.	7,958,220
180,600	Honda Motor Co., Ltd.	7,638,576
25,800	Nintendo Co., Ltd.	6,973,077
49,300	Shimamura Co., Ltd.	4,415,661
153,900	Toyota Motor Corp.	6,373,527
		33,359,061
	CONSUMER NON-CYCLICAL
329,700	Chugai Pharmaceutical Co., Ltd.	6,068,816
338,100	Kao Corp.	8,832,487
17,500	Secom Co., Ltd.	824,874
356,600	Seven & I Holdings Co., Ltd.	9,225,028
		24,951,205
	ENERGY
875	Inpex Corp.	5,713,371
	FINANCIALS
286,300	Aeon Mall Co., Ltd.	7,546,543
128,700	Daito Trust Construction Co., Ltd.	9,016,344
403,000	Mitsubishi Estate Co., Ltd.	7,603,890
387,000	Tokio Marine Holdings, Inc.	11,525,207
		35,691,984
	HEALTH CARE
231,700	Astellas Pharma, Inc.	8,847,023
192,900	Takeda Pharmaceutical Co., Ltd.	9,286,928
		18,133,951
	INDUSTRIALS
174,600	Daikin Industries, Ltd.	6,075,499
54,500	Fanuc, Ltd.	8,594,667
52,400	Hirose Electric Co., Ltd.	5,658,531
274,500	Hoya Corp.	6,462,130
27,105	Keyence Corp.	7,188,088
		33,978,915
	TECHNOLOGY
335,500	Canon, Inc.	16,432,869
	Total Japan	181,063,110

	NETHERLANDS (2.6%)
	COMMUNICATIONS
414,340	Reed Elsevier NV	5,403,094
	CONSUMER NON-CYCLICAL
500,405	Koninklijke Ahold NV	6,791,192
	FINANCIALS
471,511	ING Groep NV1	5,378,431
	Total Netherlands	17,572,717

	NEW ZEALAND (0.3%)
	COMMUNICATIONS
1,116,255	Telecom Corp. of New Zealand, Ltd.	1,974,443
	Total New Zealand	1,974,443

	SINGAPORE (3.1%)
	COMMUNICATIONS
1,852,000	Singapore Telecommunications, Ltd.	4,505,435
	FINANCIALS
682,191	DBS Group Holdings, Ltd.	8,030,893
320,139	United Overseas Bank, Ltd.	4,965,841
		12,996,734
	INDUSTRIALS
84,800	Jardine Matheson Holdings, Ltd.	3,968,652
	Total Singapore	21,470,821

	SPAIN (4.6%)
	COMMUNICATIONS
396,396	Telefonica SA	9,997,904
	CONSUMER CYCLICAL
98,000	Inditex SA	7,421,676
	FINANCIALS
325,364	Banco Santander Central Hispano SA	3,993,319
	UTILITIES
1,129,250	Iberdrola SA	9,688,906
	Total Spain	31,101,805

	SWEDEN (0.9%)
	CONSUMER CYCLICAL
185,000	Hennes & Mauritz AB (B Shares)	6,087,605
	Total Sweden	6,087,605

	SWITZERLAND (7.0%)
	CONSUMER NON-CYCLICAL
135,000	Nestle SA	7,327,011
165,000	Nobel Biocare Holding AG	3,404,796
4,385	SGS SA	7,168,058
51,700	Synthes, Inc.	6,847,329
		24,747,194
	FINANCIALS
26,450	Zurich Financial Services AG	7,254,997
	HEALTH CARE
302,903	Novartis AG	16,958,611
	Total Switzerland	48,960,802

	TAIWAN (1.0%)
	COMMUNICATIONS
50,363	Chunghwa Telecom Co. Ltd. ADR	1,504,343
	TECHNOLOGY
2,248,000	Taiwan Semiconductor Manufacturing Co., Ltd.	5,879,125
	Total Taiwan	7,383,468

	UNITED KINGDOM (19.3%)
	COMMUNICATIONS
2,949,801	Vodafone Group, Plc.	8,301,004
	CONSUMER CYCLICAL
723,429	Compass Group, Plc.	6,441,371
	CONSUMER NON-CYCLICAL
120,500	Reckitt Benckiser Group, Plc.	6,558,069
733,900	Smith & Nephew, Plc.	8,237,911
2,213,421	Tesco, Plc.	14,300,289
299,795	Unilever, Plc.	8,728,861
1,231,000	WM Morrison Supermarkets, Plc.	5,262,398
		43,087,528
	ENERGY
658,951	BG Group, Plc.	14,850,816
984,360	BP, Plc.	7,661,114
1,086,500	Cairn Energy, Plc.1	7,227,124
313,957	Royal Dutch Shell, Plc. (A Shares)	11,098,510
		40,837,564
	FINANCIALS
625,500	HSBC Holdings, Plc.	6,833,208
261,337	Standard Chartered, Plc. .	6,821,172
		13,654,380
	HEALTH CARE
534,428	GlaxoSmithKline, Plc.	9,678,287
	INDUSTRIALS
313,496	Experian PLC	3,894,983
	UTILITIES
1,353,000	Centrica, Plc.	6,939,346
	Total United Kingdom	132,834,463
	TOTAL COMMON STOCKS (identified cost $561,594,874)	676,029,708

TOTAL INVESTMENTS (Identified cost $561,594,874)2	97.1%	$676,029,708
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	2.9	20,264,003
NET ASSETS	100.0%	$696,293,711

_____________

1	Non-income producing security.

2
The aggregate cost for federal income tax purposes is $561,594,874, the aggregate gross unrealized appreciation is $165,655,393 and the aggregate gross unrealized depreciation is $51,220,559, resulting in net unrealized appreciation of $114,434,834.

Abbreviations:
ADR – American Depositary Receipt.

FAIR VALUE MEASUREMENTS
In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) # 2010-06, “Improving Disclosures about Fair Value Measurements.” This ASU adds new disclosure requirements for transfers into and out of Levels 1 and 2 fair-value measurements and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair-value measurements. It also clarifies existing fair value disclosure requirements about the level of disaggregation, inputs and valuation techniques. Except for the detailed Level 3 reconciliation disclosures, the guidance in the ASU was effective for annual and interim reporting periods in fiscal years beginning after December 15, 2009. The new disclosures for Level 3 activity are effective for annual and interim reporting periods in fiscal years beginning after December 15, 2010. Management of the BBH International Equity Fund (the “Fund”) believes that these new Level 3 requirements will not have an impact on the Fund’s holdings disclosure.

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—Level 1 – (unadjusted) quoted prices in active markets for identical investments.

—Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

—Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2011.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of January 31, 2011
Australia	$ –	$ 50,594,866	$ –	$ 50,594,866
Belgium	–	6,233,420	–	6,233,420
Brazil	7,767,200	–	–	7,767,200
Denmark	–	9,771,040	–	9,771,040
France	–	74,359,694	–	74,359,694
Germany	–	30,372,221	–	30,372,221
Hong Kong	–	32,382,439	–	32,382,439
Italy	–	16,099,594	–	16,099,594
Japan	–	181,063,110	–	181,063,110
Netherlands	–	17,572,717	–	17,572,717
New Zealand	–	1,974,443	–	1,974,443
Singapore	–	21,470,821	–	21,470,821
Spain	–	31,101,805	–	31,101,805
Sweden	–	6,087,605	–	6,087,605
Switzerland	–	48,960,802	–	48,960,802
Taiwan	1,504,343	5,879,125	–	7,383,468
United Kingdom	–	132,834,463	–	132,834,463
Total	$ 9,271,543	$ 666,758,165	$ –	$ 676,029,708

* The Fund's policy is to disclose significant transfers between Levels based on valuations at the end of the reporting period. There were no significant transfers between Level 1, 2, or 3 as of January 31, 2011, based on the valuation input Levels on October 31, 2010.

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc.

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS
January 31, 2011 (unaudited)

Principal		Maturity	Interest	Value
Amount		Date	Rate
	ASSET BACKED SECURITIES (27.6%)
$ 35,000,000	Ally Master Owner Trust 2010-21	4/15/2017	4.250%	$ 37,066,456
15,000,000	American Express Credit Account Master Trust 2006-2	1/15/2014	5.350	15,272,765
2,750,000	American Express Credit Account Master Trust 2008-42	11/15/2016	1.661	2,851,011
2,750,000	American Express Credit Account Master Trust 2008-92	4/15/2016	1.861	2,849,121
9,500,000	AmeriCredit Automobile Receivables Trust 2009-1	10/15/2013	3.040	9,657,048
5,000,000	AmeriCredit Automobile Receivables Trust 2010-1	3/17/2014	1.660	5,026,824
13,525,000	AmeriCredit Automobile Receivables Trust 2010-3	4/8/2015	1.140	13,503,647
5,500,000	Americredit Prime Automobile Receivables Trust 2009-1	1/15/2014	2.210	5,571,445
13,350,000	Avis Budget Rental Car Funding AESOP LLC 2009-2A1	2/20/2014	5.680	14,269,605
3,000,000	Avis Budget Rental Car Funding AESOP LLC 2010-3A1	5/20/2016	4.640	3,198,013
25,300,000	Avis Budget Rental Car Funding AESOP LLC 2010-5A1	3/20/2017	3.150	25,234,053
20,500,000	BA Credit Card Trust 2007-A8	11/17/2014	5.590	21,853,123
16,000,000	Bank of America Auto Trust 2009-2A1	10/15/2016	3.030	16,511,224
12,500,000	Bank of America Auto Trust 2009-3A1	12/15/2013	1.670	12,595,475
26,300,000	Cabela's Master Credit Card Trust 2010-1A1,2	1/16/2018	1.711	27,236,719
14,100,000	Cabela's Master Credit Card Trust 2010-2A1,2	9/17/2018	0.961	14,067,729
3,725,000	Capital One Multi-Asset Execution Trust 2005-A7	6/15/2015	4.700	3,940,698
11,500,000	Capital One Multi-Asset Execution Trust 2006-A6	2/18/2014	5.300	11,612,902
6,800,000	Chase Issuance Trust 2008-A102	8/17/2015	1.011	6,886,521
16,653,250	Chrysler Financial Auto Securitization Trust 2009-A	1/15/2016	2.820	16,906,210
20,000,000	CitiFinancial Auto Issuance Trust 2009-11	10/15/2013	2.590	20,313,986
20,000,000	CitiFinancial Auto Issuance Trust 2009-11	8/15/2016	3.150	20,568,618
2,564,217	CNH Equipment Trust 2009-A	11/15/2012	5.280	2,595,637
18,500,000	CNH Equipment Trust 2009-B	10/15/2014	5.170	19,388,435
2,850,000	CNH Equipment Trust 2010-B	11/17/2014	1.030	2,850,275
18,500,000	CNH Wholesale Master Note Trust 2011-1A1,2	12/15/2015	1.061	18,499,996
15,500,000	Ford Credit Auto Owner Trust 2009-E	1/15/2014	1.510	15,609,487
7,450,000	Ford Credit Floorplan Master Owner Trust 2010-11,2	12/15/2014	1.911	7,580,750
1,500,000	Ford Credit Floorplan Master Owner Trust 2010-31,2	2/15/2017	1.961	1,556,055
30,250,000	Ford Credit Floorplan Master Owner Trust 2010-31	2/15/2017	4.200	31,966,418
33,000,000	GE Capital Credit Card Master Note Trust 2009-2	7/15/2015	3.690	34,254,601
3,000,000	GE Capital Credit Card Master Note Trust 2009-3	9/15/2014	2.540	3,033,734
1,500,000	GE Capital Credit Card Master Note Trust 2010-3	6/15/2016	2.210	1,525,684
14,600,000	Hertz Vehicle Financing LLC 2010-1A1	2/25/2017	3.740	14,848,629
10,620,800	Honda Auto Receivables Owner Trust 2009-3	5/15/2013	2.310	10,733,573
6,250,000	Hyundai Auto Receivables Trust 2009-A	8/15/2013	2.030	6,314,863
7,881,208	John Deere Owner Trust 2009-A	10/15/2013	2.590	7,950,750
14,910,707	Leaf II Receivables Funding LLC 2010-31	6/20/2016	3.450	14,864,900
25,000,000	Leaf II Receivables Funding LLC 2011-11	12/20/2018	1.700	24,297,852
12,500,000	Mercedes-Benz Auto Receivables Trust 2009-1	1/15/2014	1.670	12,621,749
11,500,000	MMAF Equipment Finance LLC 2009-AA1	11/15/2013	2.370	11,611,452
11,500,000	MMAF Equipment Finance LLC 2009-AA1	1/15/1930	3.510	11,938,609
731,670	Nissan Auto Receivables Owner Trust 2009-A	2/15/2013	3.200	740,954
40,000,000	Nissan Master Owner Trust Receivables 2010-AA1,2	1/15/2015	1.411	40,433,092
5,250,000	Santander Drive Auto Receivables Trust 2010-1	11/17/2014	1.840	5,274,145
11,750,000	Santander Drive Auto Receivables Trust 2010-1	5/15/2017	2.430	11,844,788
3,022,876	Volkswagen Auto Loan Enhanced Trust 2008-2	3/20/2013	5.470	3,087,523
9,000,000	Volkswagen Auto Loan Enhanced Trust 2010-1	1/20/2014	1.310	9,054,714
9,135,089	Westlake Automobile Receivables Trust 2010-1A1	12/17/2012	1.750	9,140,162
8,500,000	World Omni Auto Receivables Trust 2010-A	12/16/2013	1.340	8,548,089
5,750,000	World Omni Master Owner Trust 2009-11,2	7/15/2013	1.961	5,780,243
	Total Asset Backed Securities
	(Identified cost $648,269,755)			654,940,352

	COLLATERALIZED MORTGAGE BACKED SECURITIES (1.0%)
9,150,000	American Tower Trust 2007-1A1	4/15/1937	5.420	9,839,039
8,225,000	GS Mortgage Securities Corp. II 2001-1285 A21	8/15/2018	6.526	8,428,879
6,025,000	GS Mortgage Securities Corp. II 2001-1285 B1	8/15/2018	6.643	6,142,261
	Total Collateralized Mortgage Backed Securities
	(Identified cost $24,621,312)			24,410,179

	CORPORATE BONDS (42.2%)
	AEROSPACE & DEFENSE (0.2%)
4,400,000	Northrop Grumman Systems Corp.	2/15/2011	7.125	4,410,054

	AGRICULTURE (0.6%)
15,000,000	Reynolds American, Inc.2	6/15/2011	1.002	15,010,680

	BANKING (7.3%)
17,500,000	BB&T Corp.	9/25/2013	3.375	18,274,865
19,000,000	Citigroup, Inc.	8/19/2013	6.500	20,933,098
6,185,000	Comerica Bank	11/21/2016	5.750	6,802,275
17,390,000	Fifth Third Bancorp	5/1/2013	6.250	18,901,522
1,806,026	FNBC 1993-A Pass Through Trust	1/5/2018	8.080	2,029,829
31,190,000	Goldman Sachs Group, Inc.	5/1/2014	6.000	34,680,442
13,000,000	JPMorgan Chase & Co.	5/1/2013	4.750	13,902,044
17,000,000	KeyBank N.A.	8/15/2012	5.700	17,914,260
11,675,000	KeyCorp	8/13/2015	3.750	11,827,137
25,340,000	Wachovia Corp.	5/1/2013	5.500	27,536,471
				172,801,943
	BEVERAGES (0.9%)
20,850,000	Anheuser-Busch InBev Worldwide, Inc.	3/26/2013	2.500	21,339,621

	DIVERSIFIED FINANCIAL SERVICES (2.3%)
23,337,000	American Express Credit Corp.	8/20/2013	7.300	26,367,263
6,465,000	Bear Stearns Cos LLC	2/1/2012	5.350	6,770,445
21,000,000	Merrill Lynch & Co., Inc.	1/15/2015	5.000	22,145,109
				55,282,817
	ELECTRIC (1.3%)
11,320,000	FPL Group Capital, Inc.	9/1/2011	5.625	11,641,035
5,000,000	MidAmerican Energy Co.	7/15/2012	5.650	5,332,330
13,000,000	PG&E Corp.	4/1/2014	5.750	14,374,113
				31,347,478
	ENVIRONMENTAL CONTROL (0.3%)
7,500,000	Allied Waste North America, Inc.	6/1/2017	6.875	8,184,375
	FOOD (1.6%)
16,811,000	Kraft Foods, Inc.	11/1/2011	5.625	17,405,168
20,750,000	Kroger Co.	4/1/2011	6.800	20,958,309
				38,363,477
	FOREST PRODUCT & PAPER (0.8%)
16,500,000	International Paper Co.	4/1/2015	5.300	17,845,872

	GAS (0.7%)
7,000,000	Sempra Energy	2/1/2013	6.000	7,570,556
6,750,000	Sempra Energy	11/15/2013	8.900	7,940,052
				15,510,608
	HEALTHCARE-SERVICES (1.5%)
5,000,000	UnitedHealth Group, Inc.	11/15/2012	5.500	5,354,680
6,750,000	UnitedHealth Group, Inc.	4/1/2013	4.875	7,237,046
20,484,000	WellPoint, Inc.	8/1/2012	6.800	22,206,684
				34,798,410
	INSURANCE (1.9%)
21,027,000	ACE INA Holdings, Inc.	6/15/2014	5.875	23,275,102
6,465,000	ACE INA Holdings, Inc.	5/15/2015	5.600	7,133,675
4,130,000	Everest Reinsurance Holdings, Inc.	10/15/2014	5.400	4,393,093
10,615,000	MetLife, Inc.	12/1/2011	6.125	11,102,154
				45,904,024
	IRON/STEEL (1.2%)
26,500,000	ArcelorMittal	6/1/2013	5.375	28,310,877

	MEDIA (2.5%)
31,538,000	Comcast Corp.	3/15/2011	5.500	31,721,867
26,785,000	Time Warner Cable, Inc.	7/2/2012	5.400	28,361,083
				60,082,950
	MINING (1.6%)
15,965,000	Anglo American Capital, Plc.1	4/8/2014	9.375	19,428,447
15,760,000	Rio Tinto Finance USA Ltd.	5/1/2014	8.950	19,147,344
				38,575,791
	OFFICE/BUSINESS EQUIP (0.5%)
8,775,000	Pitney Bowes, Inc.	6/15/2013	3.875	9,161,802
2,335,000	Pitney Bowes, Inc.	8/15/2014	4.875	2,470,232
				11,632,034
	OIL & GAS (2.6%)
10,000,000	Burlington Resources Finance Co.	12/1/2011	6.500	10,488,110
15,450,000	Encana Corp.	11/1/2011	6.300	16,092,148
15,223,000	Marathon Oil Corp.	2/15/2014	6.500	17,491,288
4,250,000	Transocean, Inc.	4/15/2011	6.625	4,295,118
12,945,000	Transocean, Inc.	3/15/2013	5.250	13,770,710
				62,137,374
	OIL & GAS SERVICES (1.4%)
21,590,000	Weatherford International Ltd.	3/15/2013	5.150	22,872,640
10,725,000	Weatherford International, Inc.	6/15/2012	5.950	11,318,425
				34,191,065
	PIPELINES (1.7%)
20,075,000	ONEOK Partners LP	4/1/2012	5.900	21,130,544
18,283,000	Williams Partners LP	2/15/2015	3.800	18,936,690
				40,067,234
	REAL ESTATE (0.8%)
17,375,000	AMB Property LP	8/15/2017	4.500	17,762,167

	RETAIL (1.0%)
20,000,000	CVS Caremark Corp.	8/15/2011	5.750	20,550,160
1,223,650	CVS Pass-Through Trust1	1/10/2012	7.770	1,304,717
2,501,853	CVS Pass-Through Trust1	1/10/2013	6.117	2,667,601
				24,522,478
	SOFTWARE (1.6%)
35,834,000	Intuit, Inc.	3/15/2012	5.400	37,397,007

	TELECOMMUNICATIONS (5.6%)
20,247,000	American Tower Corp.	4/1/2015	4.625	21,192,980
26,954,000	AT&T Corp.	11/15/2011	7.300	28,356,039
15,000,000	AT&T, Inc.	1/15/2013	4.950	16,104,975
6,035,000	British Telecommunications, Plc.	1/15/2013	5.150	6,441,047
10,500,000	Deutsche Telekom International Finance BV	7/22/2013	5.250	11,405,615
26,478,000	Verizon Pennsylvania, Inc.	11/15/2011	5.650	27,495,497
20,465,000	Vodafone Group, Plc.	6/15/2011	5.500	20,843,541
				131,839,694
	TRANSPORTATION (2.3%)
6,375,000	Burlington Northern Santa Fe LLC	7/15/2011	6.750	6,561,794
5,000,000	Burlington Northern Santa Fe LLC	7/1/2013	4.300	5,371,005
7,627,000	Canadian National Railway Co.	10/15/2011	6.375	7,940,149
8,250,000	Norfolk Southern Corp.	2/15/2011	6.750	8,263,621
4,661,000	Union Pacific Corp.	1/15/2012	6.125	4,887,026
4,671,000	Union Pacific Corp.	4/15/2012	6.500	4,966,104
14,190,000	Union Pacific Corp.	1/31/2013	5.450	15,294,394
				53,284,093
	Total Corporate Bonds
	(Identified cost $978,272,777)			1,000,602,123

	MUNICIPAL BOND (2.5%)

4,400,000	City of New York NY	12/1/2013	1.910	4,439,952
10,200,000	City of New York NY	10/1/2014	2.230	10,160,730
4,000,000	City of New York NY	12/1/2014	2.670	4,048,000
19,000,000	New Jersey Economic Development Authority	9/1/2013	2.657	18,988,980
10,265,000	New Jersey State Turnpike Authority	1/1/2016	4.252	10,619,553
11,300,000	State of California	7/1/2013	5.250	12,285,586
	Total Municipal Bond
	(Identified cost $60,398,618)			60,542,801

	U.S. GOVERNMENT AGENCY OBLIGATIONS (0.1%)
659,788	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	4/1/1936	5.349	693,632
174,480	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	12/1/1936	5.513	184,491
175,755	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	1/1/1937	5.439	186,048
453,590	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	2/1/1937	5.302	479,088
226,340	Federal National Mortgage Association (FNMA)2	7/1/1936	5.721	238,934
404,231	Federal National Mortgage Association (FNMA)2	9/1/1936	5.825	425,981
539,656	Federal National Mortgage Association (FNMA)2	1/1/1937	5.458	571,222
39,609	Government National Mortgage Association (GNMA)2	8/20/2029	2.625	40,998
	Total U.S. Government Agency Obligations
	(Identified cost $2,682,882)			2,820,394

	CERTIFICATES OF DEPOSIT (17.7%)
34,500,000	Banco Bilbao Vizcaya Argentaria	11/4/2011	0.780	34,535,021
34,500,000	Banco Santander	11/2/2011	0.810	34,546,230
44,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd.	2/4/2011	0.280	44,000,000
34,500,000	Barclays Bank, Plc.	11/4/2011	0.750	34,527,334
45,100,000	BNP Paribas	4/27/2011	0.310	45,098,972
35,000,000	Credit Suisse	3/29/2011	0.290	35,000,000
34,500,000	Royal Bank of Scotland, Plc.	11/10/2011	0.810	34,544,884
34,500,000	Societe Generale2	11/4/2011	0.551	34,487,028
43,000,000	Standard Chartered Bank	2/3/2011	0.280	43,000,000
44,000,000	Svenska Handelsbanken	2/4/2011	0.270	44,000,037
36,550,000	UBS AG2	10/20/2011	0.661	36,577,160
	Total Certificates of Deposit
	(Identified cost $420,152,712)			420,316,666

	COMMERCIAL PAPER (6.8%)
44,000,000	Deutsche Bank Financial LLC3	2/3/2011	0.270	43,999,340
10,000,000	Deutsche Bank Financial LLC3	2/18/2011	0.270	9,998,725
35,000,000	ING US Funding LLC3	8/12/2011	0.542	34,919,647
11,900,000	National Australia Funding Delaware, Inc.1,3	2/1/2011	0.240	11,900,000
40,000,000	Nordea North America, Inc.3	3/15/2011	0.280	39,986,933
20,000,000	Societe Generale North America, Inc.3	2/16/2011	0.300	19,997,500
	Total Commercial Paper
	(Identified cost $160,781,698)			160,802,145

	SHORT-TERM INVESTMENT (1.5%)
34,500,000	Federal Home Loan Bank Discount Notes3	2/1/2011	0.100	34,500,000
	Total Short-Term Investment
	(Identified cost $34,500,000)			34,500,000

	U.S. TREASURY BILLS (0.1%)
1,900,000	U.S. Treasury Bill3,4,5	3/10/2011	0.228	1,899,707
	Total U.S. Treasury Bills
	(Identified cost $1,899,556)			1,899,707

	TOTAL INVESTMENTS (Identified cost $2,331,579,310)6		99.5%	$ 2,360,834,367
	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		0.5	10,990,642
	NET ASSETS		100.0%	$ 2,371,825,009

_____________

1
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of 144A securities owned at January 31, 2011 was $443,290,980 or 18.7% of net assets.

2
Variable rate instrument. The maturity dates reflect earlier of reset dates or stated maturity dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the January 31, 2011 coupon or interest rate.

3	Coupon represents a yield to maturity.

4	Coupon represents a weighted average rate.

5	All or a portion of this security is held at the broker as collateral for open futures contracts.

6
The aggregate cost for federal income tax purposes is $2,331,579,310, the aggregate gross unrealized appreciation is $30,503,989 and the aggregate gross unrealized depreciation is $1,248,932, resulting in net unrealized appreciation of $29,255,057.

A. Fair Value Measurements
In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) # 2010-06, “Improving Disclosures about Fair Value Measurements.” This ASU adds new disclosure requirements for transfers into and out of Levels 1 and 2 fair-value measurements and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair-value measurements. It also clarifies existing fair value disclosure requirements about the level of disaggregation, inputs and valuation techniques. Except for the detailed Level 3 reconciliation disclosures, the guidance in the ASU was effective for annual and interim reporting periods in fiscal years beginning after December 15, 2009. The new disclosures for Level 3 activity are effective for annual and interim reporting periods in fiscal years beginning after December 15, 2010. Management of the BBH Broad Market Fund (the “Fund”) believes that these new Level 3 requirements will not have an impact on the Fund’s holdings disclosure.

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – (unadjusted) quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2011.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of January 31, 2011
Asset Backed Securities	$ –	$ 654,940,352	$ –	$ 654,940,352
Collateralized Mortgage Backed Securities	–	24,410,179	–	24,410,179
Corporate Bonds	–	1,000,602,123	–	1,000,602,123
Municipal Bonds	–	60,542,801	–	60,542,801
U.S. Government Agency Obligations	–	2,820,394	–	2,820,394
Certificates of Deposit	–	420,316,666	–	420,316,666
Commercial Paper	–	160,802,145	–	160,802,145
Short-Term Investment	–	34,500,000	–	34,500,000
U.S. Treasury Bills	–	1,899,707	–	1,899,707
Total Investments, at value	–	$ 2,360,834,367	–	$ 2,360,834,367
Other Financial Instruments
Futures Contracts	1,475,395	–	–	1,475,395
Other Financial Instruments, at value	$ 1,475,395	$ –	$ –	$ 1,475,395

* The Fund's policy is to disclose significant transfers between Levels based on valuations at the end of the reporting period. There were no significant transfers between Level 1, 2, or 3 as of January 31, 2011, based on the valuation input Levels on October 31, 2010.

B. OPEN FUTURES COMMITMENTS

At January 31, 2011, the Fund had the following open futures commitments:

Description	Number of Contracts	Expiration Date	Market Value	Unrealized Gain (Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	735	March 2011	$ 161,102,812	$ (5,001)
U.S. Treasury 5-Year Notes	1,385	March 2011	164,003,473	1,480,396
				$ 1,475,395

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) The certifications required by Rule 30a-2(a) under the Act are attached as Exhibit 3(b).

EXHIBIT 3 (b)

SECTION 302 CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

I, John A. Gehret, certify that:

1. I have reviewed this report on Form N-Q of BBH Trust ("Registrant"), on behalf of: BBH Core Select, BBH International Equity Fund and BBH Broad Market Fund:

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the Registrant as of the end of the fiscal quarter for which the report is filed;

4. The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) for the Registrant and have:

   a.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

   b.) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

   c.) evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

   d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

   a. all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant's ability to record, process, summarize, and report financial information; and

   b. any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal control over financial reporting.

Date:           3/30/2011

                    /s/ John A. Gehret
                    =======================
                    John A. Gehret
                    President - Principal Executive Officer

EXHIBIT 3(b) (2)
SECTION 302 CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

I, Charles H. Schreiber, certify that:

1. I have reviewed this report on Form N-Q of BBH Trust ("Registrant"), on behalf of: BBH Core Select, BBH International Equity Fund and BBH Broad Market Fund:

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the Registrant as of the end of the fiscal quarter for which the report is filed;

4. The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) for the Registrant and have:

   a.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

   b.) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

   c.) evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

   d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

   a. all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant's ability to record, process, summarize, and report financial information; and

   b. any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal control over financial reporting.

Date:             3/30/2011

                      /s/ Charles H. Schreiber
                     ==========================
                     Charles H. Schreiber
                     Treasurer - Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                        BBH TRUST
                                                            -----------------------

By (Signature and Title)      /s/ John A. Gehret
                                                ---------------------------
                                                    John A. Gehret
                                    President - Principal Executive Officer

Date:                                      3/30/2011

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ John A. Gehret
                                                   ---------------------------
                                                       John A. Gehret
                                   President - Principal Executive Officer

Date:                                          3/30/2011

By (Signature and Title)         /s/ Charles H. Schreiber
                                                   ------------------------------
                                                  Charles H. Schreiber
                                   Treasurer - Principal Financial Officer

Date:                                          3/30/2011